Segment Reporting (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010 Long Term Fixed-rate time-charter contracts [Member]	Dec. 31, 2010 Short Term Fixed-rate time-charter contracts [Member]	Dec. 31, 2010 FPSO Segment [Member]	Dec. 31, 2009 BP PLC [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	4
Revenue related to operations in previous year				$ 59.2
Minimum Period		1 year	1 year
Maximum percentage of revenue for BP PLC					10.00%